Equity-Based Compensation	12 Months Ended
Dec. 31, 2021
Equity-Based Compensation
Equity-Based Compensation
11.	Equity-Based Compensation

The Company maintains an equity incentive plan (the “Plan”) under which it may grant incentive units (“Incentive Units”) to employees or non-employee directors. The board has the authority to determine the terms and conditions of each grant. In connection with the Plan, 200,000 non-voting units have been authorized. These units may contain certain service and performance related vesting provisions. The Incentive Units are awarded to eligible employees and non-employee directors and entitle the grantee to receive non-voting member units upon vesting, subject solely to the employee’s continuing employment or the non-employee director’s continuing service on the board.

In May 2021, the Board approved a decrease in the participation threshold for equity Incentive Unit holders. The decrease was intended to offset the dilutive effect of the issuance of the Series A Redeemable Preferred Equity and related redemption of common units. The decrease in the participation threshold was accounted for as a modification and resulted in $2,749 of incremental compensation cost, of which $1,988 was recognized during the year ended December 31, 2021 including a cumulative adjustment at the time of the modification. The remaining incremental compensation will be recognized over the remaining service period of the awards.

In September 2021, the Company amended and restated the Plan to expand the definition of “Change in Control.” The Company concluded that the vesting conditions of awards had changed and that a modification had occurred for all awards under the Plan. As the awards were expected to vest under their original terms as well as under their modified terms, no additional incremental compensation expense was recognized.

The grant date estimated fair value of the Incentive Units was based upon an option pricing model valuation of the awards at the grant date. The Company did not change pricing models during the year, however, began to incorporate and consider the probability-weighted expected return method (PWERM). The Incentive Units have no strike price; however, participation thresholds, as defined in the Plan were established at grant date that must be exceeded for the holder of the unit to participate in any distributions of the Company. The following assumptions were utilized in determining the fair value of the units at the grant date:

Expected dividend	—
Expected volatility	60% to 85%
Risk-free interest rate	0.13% to 2.53%
Expected life of incentive awards (in years)	1 to 5 years
Grant date performance and market threshold	$35,000 to $1,000,000

The computation of expected volatility is based on a weighted average of comparable public companies within the Company’s industry. Expected life is based on the estimated liquidity event timing. The risk-free interest rate is based on the yield of zero-coupon U.S. Treasury securities of comparable terms. The Company does not anticipate paying dividends in the foreseeable future. The Company recognizes pre-vesting forfeitures as they occur rather than estimate the forfeiture rate at the grant date.

The following table summarizes the changes in the number of Incentive Units for the years ended December 31, 2021, 2020 and 2019:

		Weighted
		Average
	Incentive	Grant Date	Total
	Units	Fair Value	Value
Granted and Outstanding at January 1, 2019	108,500	$49.89	$5,413
Granted	50,000	5.13	257
Forfeited	(16,000)	15.04	(241)
Granted and Outstanding at December 31, 2019	142,500	$38.10	$5,429
Granted	49,119	95.27	4,680
Forfeited	(10,000)	15.40	(154)
Repurchased	(7,116)	447.15	(3,182)
Granted and Outstanding at December 31, 2020	174,503	$38.82	$6,773
Granted	18,400	$215.31	$3,962
Forfeited	(10,709)	$100.66	$(1,078)
Repurchased	(6,202)	$476.06	$(2,953)
Granted and Outstanding at December 31, 2021	175,992	$38.09	$6,704
Vested at December 31, 2021	129,972	$56.41	$7,332

As of December 31, 2021 and 2020, the Company maintained 24,008 and 25,497 Incentive Units available for granting, respectively. As of December 31, 2021, the weighted average remaining contractual term of outstanding Incentive Units was 1 year. As of December 31, 2021, total unrecognized equity compensation expense related to nonvested Incentive Units to be recognized over a weighted average period of approximately 3 years was $5,772.

In connection with the Business Combination, BRC Inc. adopted the 2022 Omnibus Incentive Plan, which replaced the Plan, and the 2022 Employee Stock Purchase Plan.